Condensed Statement of Comprehensive Loss (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, net	$ 0	¥ 0	¥ 0	¥ 0
Parent Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, net	$ 0	¥ 0	¥ 0	¥ 0